(LEUTHOLD CORE INVESTMENT FUND LOGO)

                               Semi-Annual Report
                                March 31, 2001

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2001
(UNAUDITED)

ASSETS:
     Investments, at value
       (cost $118,238,089)                                        $124,916,169
     Interest receivable                                               723,402
     Dividends receivable                                               94,626
     Other assets                                                       37,392
                                                                  ------------
     Total Assets                                                  125,771,589
                                                                  ------------

LIABILITIES:
     Payable to Adviser                                                 99,891
     Accrued expenses and other liabilities                             36,461
                                                                  ------------
     Total Liabilities                                                 136,352
                                                                  ------------
NET ASSETS                                                        $125,635,237
                                                                  ------------
                                                                  ------------

NET ASSETS CONSIST OF:
     Capital  stock                                               $115,735,075
     Accumulated undistributed net
       investment income                                                61,950
     Accumulated undistributed net
       realized gain on investments                                  3,175,417
     Net unrealized appreciation
       (depreciation) on:
        Investments                                                  6,678,080
        Foreign currency                                               (15,285)
                                                                  ------------
     Total Net Assets                                             $125,635,237
                                                                  ------------
                                                                  ------------
     Shares outstanding (250,000,000
       shares of $.0001 par value authorized)                       10,093,333
     Net Asset Value, Redemption Price
       and Offering Price Per Share                                     $12.45
                                                                        ------
                                                                        ------

                     See notes to the financial statements.

STATEMENT OF OPERATIONS
FOR THE PERIOD OCTOBER 1, 2000 THROUGH
  MARCH 31, 2001 (UNAUDITED)

INVESTMENT INCOME:
     Dividend income                                               $ 1,116,006
     Interest income                                                 1,737,243
                                                                   -----------
     Total investment income                                         2,853,249
                                                                   -----------

EXPENSES:
     Investment advisory fee                                           478,208
     Administration fee                                                 31,421
     Professional fees                                                  22,984
     Transfer agent fees and expenses                                   20,659
     Fund accounting fees and expenses                                  19,552
     Federal and state registration                                     15,613
     Custody fees                                                       13,741
     Reports to shareholders                                             6,968
     Other                                                               6,071
     Directors' fees and expenses                                        2,964
                                                                   -----------
     Total expenses before dividends
       on short positions                                              618,181
     Dividends on short positions                                       10,803
                                                                   -----------
     Total expenses                                                    628,984
                                                                   -----------
NET INVESTMENT INCOME                                                2,224,265
                                                                   -----------

REALIZED AND UNREALIZED
  GAINS ON INVESTMENTS:
     Net realized gain on:
        Investments                                                  2,230,371
        Short positions                                              2,343,515
     Change in unrealized
       appreciation (depreciation) on:
        Investments                                                 (1,039,768)
        Short positions                                             (1,025,037)
        Foreign currency                                                 3,204
                                                                   -----------

     Net realized and unrealized
       gains on investments                                          2,512,285
                                                                   -----------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                        $ 4,736,550
                                                                   -----------
                                                                   -----------

                     See notes to the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                  OCTOBER 1, 2000               YEAR
                                                                                      THROUGH                   ENDED
                                                                                  MARCH 31, 2001        SEPTEMBER 30, 2000
                                                                                  --------------        ------------------
                                                                                    (UNAUDITED)
OPERATIONS:
     Net investment income                                                          $  2,224,265             $ 3,194,582
     Net realized gains on investments                                                 4,573,886               3,778,615
     Change in unrealized appreciation (depreciation)                                 (2,061,601)              6,349,214
                                                                                    ------------             -----------
     Net increase in net assets from operations                                        4,736,550              13,322,411
                                                                                    ------------             -----------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                                       (2,205,608)             (3,091,522)
     From net realized gains                                                          (5,267,310)               (733,046)
                                                                                    ------------             -----------
     Total distributions                                                              (7,472,918)             (3,824,568)
                                                                                    ------------             -----------

CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold                                                        69,693,780              26,921,376
     Proceeds from shares issued to holders in
       reinvestment of dividends                                                       6,915,006               3,521,246
     Cost of shares redeemed                                                         (35,311,832)            (11,286,346)
                                                                                    ------------             -----------
     Net increase in net assets from capital
       share transactions                                                             41,296,954              19,156,276
                                                                                    ------------             -----------
TOTAL INCREASE IN NET ASSETS:                                                         38,560,586              28,654,119

NET ASSETS
     Beginning of period                                                              87,074,651              58,420,532
                                                                                    ------------             -----------
     End of period (including undistributed
       net investment income of $61,950
       and $58,673, respectively)                                                   $125,635,237             $87,074,651
                                                                                    ------------             -----------
                                                                                    ------------             -----------

                     See notes to the financial statements.

FINANCIAL HIGHLIGHTS

                                OCTOBER 1, 2000                  YEAR ENDED SEPTEMBER 30,                NOVEMBER 20, 1995(1)<F1>
                                    THROUGH          -------------------------------------------------            THROUGH
                                MARCH 31, 2001       2000           1999           1998           1997      SEPTEMBER 30, 1996
                                --------------       ----           ----           ----           ----      ------------------
                                  (UNAUDITED)
PER SHARE DATA:
Net asset value,
  beginning of period                $12.74         $11.12         $11.97         $11.17         $10.18           $10.00
                                     ------         ------         ------         ------         ------           ------
Income from
  investment operations:
     Net investment income(4)<F4>      0.25           0.52           0.45           0.40           0.44             0.38
     Net realized and unrealized
       gains on investment             0.44           1.75           0.28           1.16           1.32             0.16
                                     ------         ------         ------         ------         ------           ------
     Total from investment
       operations                      0.69           2.27           0.73           1.56           1.76             0.54
                                     ------         ------         ------         ------         ------           ------

Less distributions:
     From net investment income       (0.25)         (0.51)         (0.44)         (0.40)         (0.46)           (0.36)
     In excess of net
       investment income                 --             --             --             --          (0.05)              --
     From net realized gains          (0.73)         (0.14)         (1.14)         (0.36)         (0.26)              --
                                     ------         ------         ------         ------         ------           ------
     Total distributions              (0.98)         (0.65)         (1.58)         (0.76)         (0.77)           (0.36)
                                     ------         ------         ------         ------         ------           ------
Net asset value, end of period       $12.45         $12.74         $11.12         $11.97         $11.17           $10.18
                                     ------         ------         ------         ------         ------           ------
                                     ------         ------         ------         ------         ------           ------

Total return                          5.76%(2)      20.98%          6.59%         14.45%         17.96%            5.43%(2)
                                           <F2>                                                                         <F2>

Supplemental data and ratios:
     Net assets,
       end of period           $125,635,237    $87,074,651    $58,420,532    $46,267,018    $30,560,181      $31,740,501
Ratio of expenses to
  average net assets:
     Before expense
       reimbursement                  1.18%(3)(5)    1.36%(5)       1.42%(5)       1.41%          1.47%            1.55%(3)
                                          <F3><F5>        <F5>           <F5>                                           <F3>
     After expense
       reimbursement                  1.18%(3)(5)    1.35%(5)       1.35%(5)       1.25%          1.25%            1.25%(3)
                                          <F3><F5>        <F5>           <F5>                                           <F3>
Ratio of net investment
  income to average net assets:
     Before expense
       reimbursement                  4.19%(3)(6)    4.53%(6)       3.93%(6)       3.50%          4.05%            4.14%(3)
                                          <F3><F6>        <F6>           <F6>                                           <F3>
     After expense
       reimbursement                  4.19%(3)(6)    4.54%(6)       4.00%(6)       3.66%          4.27%            4.44%(3)
                                          <F3><F6>        <F6>           <F6>                                           <F3>
Portfolio turnover rate              54.74%(7)     129.74%(7)     159.02%(7)      73.43%         35.62%          103.30%
                                           <F7>           <F7>           <F7>

(1)<F1>   Commencement of operations.
(2)<F2>   Not annualized.
(3)<F3>   Annualized.
(4)<F4> Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(5)<F5>   The operating expense ratios include dividends on short positions.
          The before expense reimbursement and after expense reimbursement ratios excluding dividends on short positions were 1.16% and 1.16%, respectively for the six months ended March 31, 2001, 1.26% and 1.25%, respectively, for the year ended September 30, 2000 and 1.32% and 1.25%, respectively, for the year ended September 30, 1999.
(6)<F6>   The net investment income ratios include dividends on short positions.
(7)<F7> The portfolio turnover ratio excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

                     See notes to the financial statements.

SCHEDULE OF INVESTMENTS
MARCH 31, 2001
(UNAUDITED)

       NUMBER                                                       MARKET
     OF SHARES                                                       VALUE
     ---------                                                      ------
                  COMMON STOCKS    57.05%+<F10>

                  AEROSPACE    3.85%+<F10>
         30,200   The Boeing Company                              $  1,682,442
         12,200   General Dynamics
                    Corporation                                        765,428
         27,300   Lockheed Martin
                    Corporation                                        973,245
         16,200   Northrop Grumman
                    Corporation                                      1,409,400
                                                                  ------------
                                                                     4,830,515
                                                                  ------------

                  DEPARTMENT STORES    4.87%+<F10>
         79,400   Dillard's, Inc.                                    1,742,036
         27,000   Federated Department
                    Stores, Inc.*<F8>                                1,121,850
         31,900   The May Department
                    Stores Company                                   1,131,812
         60,800   Nordstrom, Inc.                                      989,824
         87,200   Saks Incorporated*<F8>                             1,133,600
                                                                  ------------
                                                                     6,119,122
                                                                  ------------

                  EDUCATION    4.30%+<F10>
         23,400   Apollo Group, Inc.*<F8>                              767,812
         32,900   Career Education
                    Corporation*<F8>                                 1,653,225
         26,100   Corinthian Colleges, Inc.*<F8>                     1,050,525
         39,900   Education Management
                    Corporation*<F8>                                 1,301,738
         30,400   Sylvan Learning
                    Systems, Inc.*<F8>                                 627,000
                                                                  ------------
                                                                     5,400,300
                                                                  ------------

                  ENVIRONMENTAL
                    SERVICES    3.19%+<F10>
         49,100   Allied Waste Industries, Inc.*<F8>                   769,888
         65,200   Republic Services, Inc.*<F8>                       1,222,500
          9,500   Tetra Tech, Inc.*<F8>                                192,375
         12,200   Waste Connections, Inc.*<F8>                         351,513
         59,800   Waste Management, Inc.                             1,477,060
                                                                  ------------
                                                                     4,013,336
                                                                  ------------

                  HEALTH CARE
                    FACILITIES    2.84%+<F10>
         44,300   Health Management
                    Associates, Inc.*<F8>                              688,865
         74,800   Sunrise Assisted Living, Inc.*<F8>                 1,472,625
         15,800   Tenet Healthcare
                    Corporation*<F8>                                   695,200
          8,100   Universal Health
                    Services, Inc.                                     715,230
                                                                  ------------
                                                                     3,571,920
                                                                  ------------

                  LIFE INSURANCE    6.79%+<F10>
         27,400   AFLAC INCORPORATED                                   754,596
         16,400   American General
                    Corporation                                        627,300
         10,000   Jefferson-Pilot Corporation                          678,900
         36,400   John Hancock Financial
                    Services, Inc.                                   1,399,580
         22,200   Lincoln National Corporation                         942,834
         46,100   MetLife, Inc.                                      1,385,305
         41,600   Protective Life Corporation                        1,275,872
         19,800   Torchmark Corporation                                768,834
         23,900   UnumProvident Corporation                            698,358
                                                                  ------------
                                                                     8,531,579
                                                                  ------------

                  OIL & GAS
                    EXPLORATION    8.21%+<F10>
         21,200   Apache Corporation                                 1,221,332
         28,300   Barrett Resources
                    Corporation*<F8>                                 1,699,415
         20,800   Cabot Oil & Gas
                    Corporation                                        561,600
         49,400   Cross Timbers Oil Company                          1,222,650
         19,000   Devon Energy Corporation                           1,105,800
         19,300   Equitable Resources, Inc.                          1,331,700
         20,300   Noble Affiliates, Inc.                               847,119
         71,400   Ocean Energy Inc.                                  1,181,670
         21,900   St. Mary Land &
                    Exploration Company                                509,175
         12,800   Stone Energy Corporation*<F8>                        630,656
                                                                  ------------
                                                                    10,311,117
                                                                  ------------

                  OIL & GAS REFINING
                    & MARKETING    2.37%+<F10>
         17,700   Sunoco, Inc.                                         574,011
         42,200   Tesoro Petroleum Corporation*<F8>                    525,390
         19,900   Ultramar Diamond
                    Shamrock Corporation                               719,982
         32,700   Valero Energy Corporation                          1,160,850
                                                                  ------------
                                                                     2,980,233
                                                                  ------------

                  PHARMACEUTICALS    0.47%+<F10>
         11,058   Elan Corporation
                    plc - ADR*<F8>                                     577,781
         10,800   Elan Corporation
                    plc - Rights*<F8>                                   15,525
                                                                  ------------
                                                                       593,306
                                                                  ------------

                  REAL ESTATE INVESTMENT
                    TRUSTS    8.10%+<F10>
         21,700   AMB Property Corporation                             533,820
         14,800   Apartment Investment &
                    Management Company                                 657,860
         26,800   Archstone Communities Trust                          659,280
         27,100   Crescent Real Estate
                    Equities Company                                   615,170
         21,292   Duke-Weeks Realty
                    Corporation                                        492,910
         13,709   Equity Residential
                    Properties Trust                                   713,279
         29,500   First Industrial Realty
                    Trust, Inc.                                        933,380
         19,800   Franchise Finance
                    Corporation of America                             493,416
         15,100   General Growth
                    Properties, Inc.                                   527,745
         31,000   Glenborough Realty
                    Trust Incorporated                                 539,400
         23,000   Golf Trust of America, Inc.                          202,400
         29,500   Great Lakes REIT, Inc.                               499,435
         15,500   Liberty Property Trust                               437,720
         69,200   Meditrust Companies*<F8>                             282,336
         29,200   Nationwide Health
                    Properties, Inc.                                   487,348
         15,400   Parkway Properties, Inc.                             441,980
          9,700   Post Properties, Inc.                                339,500
          6,000   Prentiss Properties Trust                            147,900
         34,400   ProLogis Trust                                       690,752
          8,700   Spieker Properties, Inc.                             477,195
                                                                  ------------
                                                                    10,172,826
                                                                  ------------

                  SMALL CAP VALUE    5.16%+<F10>
         35,900   Avant! Corporation*<F8>                              619,275
          9,500   DuPont Photomasks, Inc.*<F8>                         416,851
         35,500   Flowserve Corporation*<F8>                           796,620
         12,500   Forest Oil Corporation*<F8>                          373,750
         43,200   Milacron Inc.                                        782,352
         24,800   NCO Group, Inc.*<F8>                                 633,950
         21,500   Park Electrochemical Corp.                           485,900
         24,400   Reebok International Ltd.*<F8>                       606,584
         25,600   Russell Corporation                                  478,720
         31,600   Stewart & Stevenson
                    Services, Inc.                                     687,300
         21,700   York International
                    Corporation                                        600,656
                                                                  ------------
                                                                     6,481,958
                                                                  ------------

                  UNDERVALUED AND
                    UNLOVED+<F11>    6.90%+<F10>
         35,800   ACE Limited                                        1,316,008
         25,100   AmerUs Group Co.                                     761,785
         12,300   General Motors Corporation                           637,755
         46,100   Hibernia Corporation                                 644,017
         20,800   Lennar Corporation                                   829,088
         34,200   NL Industries, Inc.                                  574,560
         51,900   Old Republic International
                    Corporation                                      1,473,960
         28,700   Pinnacle West Capital
                    Corporation                                      1,316,469
          6,200   Textron, Inc.                                        352,408
         21,700   V.F. Corporation                                     759,500
                                                                  ------------
                                                                     8,665,550
                                                                  ------------
                  Total Common Stocks
                    (Cost $66,455,643)                              71,671,762
                                                                  ------------

                  INVESTMENT
                    COMPANIES    13.12%+<F10>

                  EMERGING COUNTRY
                    FUNDS    4.66%+<F10>
         16,100   Asia Pacific Fund                                    126,385
         33,100   Asia Tigers Fund                                     215,150
         16,499   China Fund                                           177,364
         26,400   Fidelity Advisors
                    Emerging Asia Fund*<F8>                            284,328
         34,300   First Philippine Fund *<F8>                          109,760
         95,800   Greater China Fund                                   857,410
         29,400   India Fund*<F8>                                      299,586
         30,600   iShares MSCI Malaysia                                143,208
         24,700   iShares MSCI Singapore                               133,380
         38,100   Jardine Fleming
                    India Fund*<F8>                                    293,370
         61,895   Korea Fund *<F8>                                     563,245
         36,400   Mexico Fund                                          574,392
         62,300   Morgan Stanley Dean Witter
                    Asia-Pacific Fund                                  484,694
         28,700   Scudder Brazil Fund                                  437,101
         21,000   Scudder New Asia Fund*<F8>                           189,420
            907   SK Telecom Co., Ltd.  ADR                             13,768
         32,000   Taiwan Fund, Inc.                                    384,000
         34,000   Templeton China
                    World Fund                                         268,260
         55,500   The Singapore Fund, Inc.*<F8>                        298,590
                                                                  ------------
                                                                     5,853,411
                                                                  ------------

                  BOND FUNDS    8.46%+<F8>
        383,094   Columbia High Yield Fund                           3,497,648
        413,490   Northeast Investors Trust                          3,485,724
        443,838   OFFIT High Yield Fund                              3,648,346
                                                                  ------------
                                                                    10,631,718
                                                                  ------------
                  Total Investment
                    Companies
                    (Cost $16,116,180)                              16,485,129
                                                                  ------------
     PRINCIPAL
       AMOUNT
     ---------
                  FIXED INCOME
                    SECURITIES    28.10%+<F10>

                  FOREIGN BONDS     6.16%+<F10>
AUD  $7,931,000   New South Wales Treasury
                    Corp., 6.50%, 5/1/2006                           4,080,133
NZD   8,193,000   New Zealand Government
                    Bond, 8.00%, 11/15/2006                          3,658,000
                                                                  ------------
                                                                     7,738,133
                                                                  ------------

                  CORPORATE
                    BONDS    21.94%+<F10>
      3,896,000   American General Finance,
                    8.500%, 7/1/2030                                 4,191,406
      2,002,000   American Re Corp,
                    7.450%, 12/15/2026                               2,044,749
      2,807,000   Aon Capital Trust,
                    8.205%, 1/1/2027                                 2,702,316
      1,845,000   Deere & Co., 8.100%,
                    5/15/2030                                        2,030,937
      4,000,000   Ford Motor Company,
                    7.450%, 07/16/2031                               3,930,476
      1,370,000   GE Global,
                    6.450%, 3/1/2019                                 1,324,295
      2,439,000   General Motors,
                    8.800%, 03/01/2021                               2,692,712
      2,445,000   MMI Capital Trust,
                    7.625%, 12/15/2027                               2,314,831
      2,051,000   Nationsbank Corporation,
                    6.800%, 3/15/2028                                1,925,253
      2,220,000   Northern Illinois Gas,
                    6.580%, 2/15/2028                                2,032,161
     $2,578,000   Sears Robuck,
                    6.875%, 10/15/2017                               2,376,039
                                                                  ------------
                                                                    27,565,175
                                                                  ------------
                  Total Fixed
                    Income Securities
                    (Cost $34,210,296)                              35,303,308
                                                                  ------------

                  SHORT-TERM
                    INVESTMENTS    1.16%+<F10>

                  VARIABLE DEMAND NOTES    1.16%+<F10>
         33,663   American Family Financial
                    Services, Inc., 4.630%, #<F9>                       33,663
      1,250,781   Firstar Bank, 4.805%, #<F9>                        1,250,781
        171,526   Sara Lee Corporation,
                    4.655%, #<F9>                                      171,526
                                                                  ------------
                  Total Short-Term
                    Investments
                    (Cost $1,455,970)                                1,455,970
                                                                  ------------
                  TOTAL INVESTMENTS
                    99.43%+<F10>
                    (COST $118,238,089)                           $124,916,169
                                                                  ------------
                                                                  ------------

  *<F8>   Non-income producing security.
  #<F9>   Variable rate security.  The rates listed are as of 3/31/01.
 +<F10>   Calculated as a percentage of net assets.
 +<F11> To qualify as an "Undervalued and Unloved" security, six of the following seven criteria must be met: 1) Price to book ratio less than 2.0x; 2) S&P rating minimum of "B-"; 3) Cash to market capitalization ratio of at least 10%; 4) Indicated dividend yield of at least 3.0%;
          5) Total long-term debt to market capitalization ratio of less than 50%; 6) Price to normalized earnings ratio less than 12.0x and 7) Price to cash flow ratio less than 80% of S&P 500 cash flow ratio.
    ADR   American Depository Receipts.

                     See notes to the financial statements.

NOTES TO THE FINANCIAL STATEMENTS
(UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT
     ACCOUNTING POLICIES

     Leuthold Funds, Inc. (the "Company") was incorporated on August 30, 1995, as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940. The Leuthold Core Investment Fund (the "Fund") is one of three series of the Company. The investment objective of the Fund is to seek total return consistent with prudent investment risk over the long term. The Fund commenced operations on November 20, 1995.

     The following is a summary of significant accounting policies consistently followed by the Fund.

     a) Investment Valuation - Common stocks that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. Options and securities which are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Debt securities are valued at the latest bid prices furnished by independent pricing services.
          Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Directors. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market.

     b) Federal Income Taxes - It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

     c) Distributions to Shareholders - Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, will be declared and paid at least annually. The character of distributions made during the period from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

     d) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     e) Short Positions - For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the Investment Company Act of 1940 to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are valued consistent with Note 1a above. These segregated assets are required to be adjusted daily to reflect changes in the market value of the securities sold short.

          The Fund's receivable from broker for proceeds on securities sold short is with one major security dealer. The Fund does not require this broker to maintain collateral in support of the receivable from broker for proceeds on securities sold short.

     f) Other - Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.
          Discounts and premiums on bonds are amortized over the life of the respective bond.

2.   CAPITAL SHARE  TRANSACTIONS

     Transactions in shares of the Fund were as follows:

                                 OCT. 1, 2000
                                       TO              YEAR ENDED
                                MARCH 31, 2001      SEPT.  30, 2000
                                --------------      ---------------
     Shares sold                    5,493,614           2,242,510
     Shares issued to
       holders in
       reinvestment
       of dividends                   572,525             296,241
     Shares redeemed               (2,806,414)           (960,075)
                                    ---------           ---------
     Net increase                   3,259,725           1,578,676
                                    ---------           ---------
                                    ---------           ---------

3.   INVESTMENT  TRANSACTIONS

     Purchases and sales of investments, other than short-term investments, for the six months ended March 31, 2001 were as follows:

              PURCHASES                                 SALES
     ---------------------------             ---------------------------
        U.S.                                    U.S.
     GOVERNMENT            OTHER             GOVERNMENT            OTHER
     ----------            -----             ----------            -----
         $0             $105,818,644             $0             $50,022,852

     At March 31, 2001, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

     Appreciation                                $10,877,671
     Depreciation                                 (4,199,591)
                                                 -----------
     Net appreciation on
       investments                               $ 6,678,080
                                                 -----------
                                                 -----------

     At March 31, 2001, the cost of investments for federal income tax purposes was $118,238,089.

     At the close of business on January 19, 1996, the unit holders of the Piper Trust Common Leuthold Flexible Fund transferred their assets to the Fund. As a result of the tax-free transfer, the Fund acquired $860,971 of unrealized appreciation for tax purposes. Since inception, the Fund has realized $843,494 of the appreciation.

4.   INVESTMENT ADVISORY AND OTHER AGREEMENTS

     The Fund has entered into an Investment Advisory Agreement with Leuthold Weeden Capital Management, LLC. Pursuant to its advisory agreement with the Fund, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.90% as applied to the Fund's daily net assets.

     The Investment Adviser has voluntarily agreed to reimburse the Fund to the extent necessary to ensure that total operating expenses (exclusive of interest, taxes, brokerage commissions, dividends on short positions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) do not exceed the annual rate of 1.25% of the net assets of the Fund, computed on a daily basis.

     Firstar Mutual Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund. Firstar Bank, N.A. serves as custodian for the Fund.

     For the period ended March 31, 2001, the Fund paid Weeden & Co., L.P., an affiliate of the Adviser, $231,385 of brokerage commissions.

                      (LEUTHOLD CORE INVESTMENT FUND LOGO)

INVESTMENT ADVISER:
  Leuthold Weeden Capital
      Management, LLC, Minnesota

ADMINISTRATOR, TRANSFER AGENT,
DIVIDEND PAYING AGENT,
SHAREHOLDER SERVICING AGENT:
  Firstar Mutual Fund Services, LLC,
    Wisconsin

CUSTODIAN:
  Firstar Bank, N.A., Ohio

COUNSEL:
  Foley & Lardner, Wisconsin

INDEPENDENT PUBLIC ACCOUNTANTS:
  Arthur Andersen LLP, Wisconsin

This report is authorized for distribution only when preceded or accompanied by a current prospectus.